Condensed Consolidated Statements Of Stockholders Equity (Deficit) (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2007	$ 255,429	$ 11,508	$ 1	$ (241,591)	$ 25,347
Balance shares at Dec. 31, 2007	58,281
Net loss				(25,434)	(25,434)
Unrealized loss on marketing securities			(1)		(1)
Comprehensive loss					(25,435)
Issuance of common stock, net of issuance costs	(26)				(26)
Issuance of common stock, net of issuance costs, shares	7
Compensation related to stock option		1,907			1,907
Balance at Dec. 31, 2008	255,403	13,415		(267,025)	1,793
Balance shares at Dec. 31, 2008	58,288
Net loss				(5,886)	(5,886)
Comprehensive loss					(5,886)
Issuance of common stock, net of issuance costs	478				478
Issuance of common stock, net of issuance costs, shares	300
Compensation related to stock option		1,523			1,523
Issuance of warrants to purchase common stock		89			89
Issuance of common stock upon exercise of options, value	555				555
Issuance of common stock upon exercise of options, shares	660
Balance at Dec. 31, 2009	256,436	15,027		(272,911)	(1,448)
Balance shares at Dec. 31, 2009	59,248
Net loss				(6,834)	(6,834)
Comprehensive loss					(6,834)
Compensation related to stock option		733			733
Retirement of preferred stock upon dissolution		1,241			1,241
Issuance of warrants to purchase common stock		255			255
Balance at Dec. 31, 2010	$ 256,436	$ 17,256		$ (279,745)	$ (6,053)
Balance shares at Dec. 31, 2010	59,248